Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net earnings from continuing operations	23,103	28,054
Adjustments and items not affecting cash:
Depreciation of property, plant and equipment	50,382	37,988
Amortization of intangible assets	4,151	6,433
Other amortization	2,175	2,192
Gain on sale of assets		(357)
Deferred taxes	(14,304)	(22,847)
Unrealized (gain)/loss on derivative financial instruments	(3,127)	2,324
Share-based compensation	1,956	769
Pension and post retirement expense	2,852
Write down of long lived assets		15,166
Unrealized foreign exchange loss	57
Changes in non-cash operating items (note 22)	(3,884)	(1,542)
Cash provided/(used) in discontinued operations (note 18)	(375)	1,515
Net Cash Provided by (Used in) Operating Activities, Total	62,986	69,695
Financing Activities:
Cash dividends on common shares	(36,917)	(28,582)
Cash dividends on preferred shares	(769)
Cash distributions to non-controlling interests	(2,640)	(523)
Issuance of common shares	143,041	118,846
Proceeds from subscription receipts	61,160
Issuance of preferred shares	115,300
Deferred financing costs	(5,435)	(3,642)
Increase in long-term liabilities	505,542	204,759
Decrease in long-term liabilities	(75,432)	(134,932)
Increase in advances in aid of construction	1,051	6,288
Decrease in other long-term liabilities	(860)	(297)
Net Cash Provided by (Used in) Financing Activities, Total	704,041	161,917
Investing Activities:
Decrease/(increase) in restricted cash	805	(1,036)
Increase in short-term investments		(833)
Increase in other assets	(2,481)	(2,438)
Distributions received in excess of equity income	343	3,839
Receipt of principal on notes receivable	1,894	1,172
Decrease in non-controlling interest		1,351
Proceeds from liquidation of Highground assets		1,073
Increase in long-term investments and notes receivable		(6,900)
Proceeds from sale of property, plant and equipment		1,583
Proceeds from sale of subsidiaries	204
Additions to property, plant and equipment	(75,692)	(60,745)
Additions to intangibles (note 3(f))	(2,237)
Acquisitions of operating entities (note 3(a),(b), and (d))	(669,905)	(100,058)
Acquisition of noncontrolling interest in Calpeco (note 3(e))	(38,756)
Net Cash Provided by (Used in) Investing Activities, Total	(785,825)	(162,992)
Effect of exchange rate differences on cash	(967)	(482)
Increase/(decrease) in cash and cash equivalents from continuing operations	(19,765)	68,138
Cash and cash equivalents, beginning of the period	72,887	4,749
Cash and cash equivalents, end of the period	53,122	72,887
Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	28,635	28,143
Cash paid during the period for income taxes	252	195
Non-cash transactions
Property, plant and equipment acquisitions in accruals	10,495	8,556